UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments

Common Stocks — 98.5%

Security	Shares	Value

Australia — 7.7%
AGL Energy, Ltd.	16,349	$316,539
Altium, Ltd.	6,000	55,093
Alumina, Ltd.	20,000	35,890
Amcor, Ltd.	2,750	33,375
ARB Corp., Ltd.	2,741	38,253
Aristocrat Leisure, Ltd.	3,572	64,575
Asaleo Care, Ltd.	27,800	31,528
Atlassian Corp. PLC, Class A(1)	2,000	96,740
Aurizon Holdings, Ltd.	7,700	30,559
AusNet Services	86,700	117,569
Australian Pharmaceutical Industries, Ltd.	30,804	35,558
Beach Energy, Ltd.	43,095	32,239
Blackmores, Ltd.	519	63,476
BlueScope Steel, Ltd.	3,500	34,458
Boral, Ltd.	11,300	62,007
Brambles, Ltd.	20,697	150,079
Caltex Australia, Ltd.	4,560	119,729
carsales.com, Ltd.	7,072	74,266
Class, Ltd.	12,536	27,643
Cleanaway Waste Management, Ltd.	36,318	41,796
Coca-Cola Amatil, Ltd.	14,900	93,023
Cochlear, Ltd.	850	114,499
Commonwealth Bank of Australia	3,589	213,492
CSL, Ltd.	3,419	363,990
Dexus	10,420	78,025
DuluxGroup, Ltd.	5,657	31,949
Goodman Group	6,746	43,254
GPT Group (The)	11,738	45,835
GrainCorp, Ltd., Class A	7,142	46,517
GWA Group, Ltd.	11,241	21,947
Hansen Technologies, Ltd.	14,633	37,998
Harvey Norman Holdings, Ltd.	17,000	49,243
Incitec Pivot, Ltd.	11,120	32,618
Integrated Research, Ltd.	9,777	28,735
Investa Office Fund	13,624	46,789
James Hardie Industries PLC CDI	4,004	61,134
JB Hi-Fi, Ltd.	3,464	60,812
Link Administration Holdings, Ltd.	13,718	86,623
Macquarie Atlas Roads Group	10,339	47,218
Metcash, Ltd.	29,937	61,844
Mirvac Group	41,842	77,339
Monash IVF Group, Ltd.	20,105	24,014
National Australia Bank, Ltd.	4,515	113,129
Navitas, Ltd.	9,965	36,445

Security	Shares	Value

Australia (continued)
Newcrest Mining, Ltd.	2,354	$40,248
Oil Search, Ltd.	13,639	77,311
Orica, Ltd.	4,147	66,423
Qantas Airways, Ltd.	11,500	54,276
REA Group, Ltd.	730	40,475
Rio Tinto, Ltd.	2,553	136,040
Scentre Group	37,835	116,662
South32, Ltd.	16,000	41,793
Southern Cross Media Group, Ltd.	63,616	54,663
Spark Infrastructure Group	66,000	128,483
Star Entertainment Group, Ltd. (The)	9,459	41,710
Stockland	22,834	79,141
Suncorp Group, Ltd.	2,484	25,855
Super Retail Group, Ltd.	4,935	29,380
Sydney Airport	7,656	41,712
Tabcorp Holdings, Ltd.	17,246	59,339
Tatts Group, Ltd.	19,917	63,667
Technology One, Ltd.	10,774	41,619
Telstra Corp., Ltd.	108,271	293,846
Tox Free Solutions, Ltd.	9,194	17,263
Transurban Group	15,294	142,170
Vicinity Centres	33,285	67,656
Washington H. Soul Pattinson & Co., Ltd.	4,310	55,137
Wesfarmers, Ltd.	9,028	289,174
Westpac Banking Corp.	8,556	216,719
WiseTech Global, Ltd.	4,806	42,971
Woodside Petroleum, Ltd.	12,096	285,139

		$5,826,716

Austria — 1.0%
ams AG	868	$79,193
ANDRITZ AG	758	42,862
BUWOG AG	1,234	35,570
CA Immobilien Anlagen AG	1,563	44,567
Erste Group Bank AG	1,664	71,427
EVN AG	2,151	33,954
Lenzing AG	182	24,637
Oesterreichische Post AG	1,473	65,410
OMV AG	1,960	117,626
Rhi Magnesita NV(1)	859	38,114
S&T AG	1,550	29,994
Telekom Austria AG	4,400	41,193
Verbund AG	4,533	110,080
Wienerberger AG	1,390	35,664

		$770,291

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Belgium — 2.0%
Aedifica SA	624	$59,475
Ageas	1,164	56,448
Anheuser-Busch InBev SA/NV	1,477	181,111
Barco NV	428	43,850
Bekaert SA	1,080	51,086
bpost SA	2,643	74,517
Cofinimmo	400	50,747
Colruyt SA	478	24,447
Econocom Group SA/NV	5,752	44,269
Elia System Operator SA/NV	500	29,003
Euronav SA	2,460	20,387
Groupe Bruxelles Lambert SA	721	77,440
KBC Group NV	1,043	86,641
Proximus SA	4,820	160,055
Retail Estates NV	566	45,375
Solvay SA	549	81,559
Telenet Group Holding NV(1)	2,650	183,273
UCB SA	2,340	170,342
Umicore SA	1,431	63,952

		$1,503,977

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$194,896
Chr. Hansen Holding A/S	850	74,383
Coloplast A/S, Class B	493	43,393
Danske Bank A/S	4,227	161,317
DSV A/S	504	38,972
ISS A/S	813	34,429
Nets A/S(1)(2)	2,166	55,291
Novo Nordisk A/S, Class B	3,312	164,901
Novozymes A/S, Class B	1,970	108,848
Orsted A/S(2)	3,312	185,594
Pandora A/S	1,843	174,028
Royal Unibrew A/S	730	42,027
TDC A/S	20,226	119,580
Vestas Wind Systems A/S	658	58,091

		$1,455,750

Finland — 1.9%
Amer Sports Oyj	3,072	$76,433
Citycon Oyj	12,000	29,302
Elisa Oyj	3,299	132,841
Fortum Oyj	8,212	174,295
Huhtamaki Oyj	736	31,350
Kemira Oyj	2,727	38,423

Security	Shares	Value

Finland (continued)
Kesko Oyj, Class B	1,695	$86,561
Kone Oyj, Class B	1,663	90,008
Neste Oyj	3,648	203,089
Nokia Oyj	21,840	107,407
Nokian Renkaat Oyj	1,252	57,401
Orion Oyj, Class B	2,195	89,962
Raisio Oyj, Class V	7,000	28,935
Sampo Oyj, Class A	2,829	148,041
Technopolis Oyj	12,850	57,905
UPM-Kymmene Oyj	1,915	57,512
Uponor Oyj	1,630	32,813
Valmet Oyj	1,377	26,698

		$1,468,976

France — 7.8%
Air Liquide SA	4,757	$605,680
Airbus SE	1,021	104,770
Alten SA	634	55,485
Altran Technologies SA	1,910	35,325
Atos SE	567	88,064
AXA SA	4,600	138,867
BNP Paribas SA	3,858	301,115
Bouygues SA	672	32,252
CNP Assurances	2,759	64,181
Danone SA	4,217	344,660
Dassault Systemes SE	1,096	116,347
Engie SA	24,589	415,605
Essilor International SA	871	110,271
Eutelsat Communications SA	985	24,672
Gecina SA	539	87,546
Groupe Eurotunnel SE	2,197	27,609
Hermes International	176	91,363
ICADE	757	66,155
Iliad SA	301	75,135
Ingenico Group SA	754	73,220
L’Oreal SA	875	194,743
Lagardere SCA	1,361	44,819
Legrand SA	560	41,558
LVMH Moet Hennessy Louis Vuitton SE	690	205,802
Mercialys SA	2,000	38,955
Nexity SA	1,000	61,462
Orange SA	26,441	434,364
Orpea	620	74,281
Rubis SCA	846	53,089
Safran SA	474	49,923
Sanofi	3,558	336,895

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
SCOR SE	1,284	$53,303
Societe BIC SA	422	44,559
Sodexo SA	251	31,933
Sopra Steria Group	268	50,275
Suez	5,207	91,573
Thales SA	600	62,528
Total SA	9,410	524,495
Ubisoft Entertainment SA(1)	1,067	81,412
Unibail-Rodamco SE	949	237,504
Vinci SA	1,776	174,008
Vivendi SA	5,190	128,877
Wendel SA	200	33,732

		$5,908,412

Germany — 7.8%
adidas AG	218	$48,523
Allianz SE	1,913	446,607
alstria office REIT AG	5,110	72,643
Aurubis AG	569	46,627
BASF SE	3,330	364,147
Bayer AG	2,283	296,970
Bechtle AG	400	32,014
Beiersdorf AG	1,213	136,451
Brenntag AG	492	27,914
Continental AG	340	86,528
Daimler AG	2,800	233,761
Deutsche Boerse AG	570	59,032
Deutsche Lufthansa AG	975	31,325
Deutsche Post AG	2,500	114,600
Deutsche Telekom AG	28,838	522,179
Deutsche Wohnen AG, Bearer Shares	4,814	206,041
E.ON SE	35,060	415,266
Freenet AG	1,200	40,185
Fresenius Medical Care AG & Co. KGaA	705	68,259
Fresenius SE & Co. KGaA	1,209	101,213
GEA Group AG	1,196	57,776
Grand City Properties SA	4,854	104,484
Henkel AG & Co. KGaA	523	65,962
Henkel AG & Co. KGaA, PFC Shares	2,602	365,363
Innogy SE(2)	2,800	130,217
KWS Saat SE	85	35,812
LEG Immobilien AG	1,088	110,829
Linde AG	1,079	233,038
MAN SE	432	47,836
Merck KGaA	412	44,205
MTU Aero Engines AG	316	53,474

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	660	$148,171
ProSiebenSat.1 Media SE	1,000	35,224
SAP SE	2,683	306,566
Scout24 AG(2)	1,500	60,130
Siemens AG	1,922	276,062
Software AG	800	40,664
TLG Immobilien AG	2,100	48,711
TUI AG	2,680	48,404
Uniper SE	2,844	79,912
United Internet AG	1,400	88,788
Volkswagen AG	330	61,627
Wirecard AG	366	36,362
Zalando SE(1)(2)	820	41,280

		$5,871,182

Hong Kong — 3.8%
ASM Pacific Technology, Ltd.	5,000	$72,952
China Cord Blood Corp.(1)	5,000	60,650
China Regenerative Medicine International, Ltd.(1)	1,025,000	30,759
Chow Sang Sang Holdings International, Ltd.	13,000	28,352
CK Asset Holdings, Ltd.	5,500	45,264
CK Infrastructure Holdings, Ltd.	13,000	113,192
CLP Holdings, Ltd.	23,500	239,182
Esprit Holdings, Ltd.(1)	27,800	16,821
First Pacific Co., Ltd.	106,000	80,768
G-Resources Group, Ltd.(1)	1,212,000	16,003
Hang Lung Group, Ltd.	6,000	21,082
Hang Seng Bank, Ltd.	6,800	161,180
HC International, Inc.	31,000	24,456
Henderson Land Development Co., Ltd.	6,000	39,155
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	31,337
HKT Trust and HKT, Ltd.	116,000	141,552
Hong Kong & China Gas Co., Ltd.	41,000	77,721
Hong Kong Exchanges and Clearing, Ltd.	6,400	178,331
Hongkong Land Holdings, Ltd.	13,000	94,287
Hysan Development Co., Ltd.	7,000	33,821
I-CABLE Communications, Ltd.(1)	3,065	96
Jardine Matheson Holdings, Ltd.	2,400	153,748
Jardine Strategic Holdings, Ltd.	3,000	125,835
Johnson Electric Holdings, Ltd.	7,875	31,773
Kerry Properties, Ltd.	10,000	45,003
KuangChi Science, Ltd.(1)	120,000	45,545
Landing International Development, Ltd.(1)	1,920,000	53,206
Li & Fung, Ltd.	80,000	40,319
Link REIT	11,500	96,684
MGM China Holdings, Ltd.	31,200	70,384

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
MTR Corp., Ltd.	11,500	$66,671
NWS Holdings, Ltd.	17,000	34,408
RM Group Holdings, Ltd.(1)	32,000	27,438
Shangri-La Asia, Ltd.	22,000	43,803
Sino Land Co., Ltd.	22,000	37,918
SJM Holdings, Ltd.	60,000	51,582
Swire Pacific, Ltd., Class A	4,000	39,528
Techtronic Industries Co., Ltd.	19,000	111,534
Television Broadcasts, Ltd.	14,600	55,216
Town Health International Medical Group, Ltd.	266,000	25,558
Vitasoy International Holdings, Ltd.	28,000	64,743
VTech Holdings, Ltd.	7,100	100,938
Yue Yuen Industrial Holdings, Ltd.	10,500	40,220

		$2,869,015

Ireland — 2.0%
Bank of Ireland Group PLC(1)	25,434	$199,281
C&C Group PLC	10,000	34,233
Cairn Homes PLC(1)	18,600	38,622
CRH PLC	4,400	165,581
DCC PLC	1,740	165,010
Grafton Group PLC	3,790	41,408
Hibernia REIT PLC	44,450	76,336
ICON PLC(1)	1,512	179,716
Irish Residential Properties REIT PLC	42,500	73,081
Kerry Group PLC, Class A	1,947	196,071
Paddy Power Betfair PLC	1,739	178,087
Smurfit Kappa Group PLC	1,300	38,780
UDG Healthcare PLC	8,000	98,229

		$1,484,435

Israel — 1.9%
Amot Investments, Ltd.	5,499	$32,455
Azrieli Group, Ltd.	1,066	60,224
Bank Hapoalim B.M.	15,152	107,279
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	167,729
Check Point Software Technologies, Ltd.(1)	525	61,798
Delek Automotive Systems, Ltd.	4,964	37,299
Delta-Galil Industries, Ltd.	2,301	75,257
Elbit Systems, Ltd.	1,014	150,492
Frutarom Industries, Ltd.	2,095	172,530
Israel Discount Bank, Ltd., Series A(1)	10,120	26,883
Jerusalem Oil Exploration(1)	620	33,182
Kenon Holdings, Ltd.(1)	672	11,552
Melisron, Ltd.	729	38,142

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank, Ltd.	1,469	$26,520
Nice, Ltd.	490	40,782
Oil Refineries, Ltd.	139,185	71,602
Orbotech, Ltd.(1)	716	32,019
Paz Oil Co., Ltd.	464	75,772
Reit 1, Ltd.	7,407	29,701
Shufersal, Ltd.	14,250	90,560
Teva Pharmaceutical Industries, Ltd. ADR	9,267	127,885

		$1,469,663

Italy — 4.3%
Amplifon SpA	6,312	$95,881
Ansaldo STS SpA(1)	2,606	35,964
Assicurazioni Generali SpA	4,184	76,148
Atlantia SpA	3,094	100,866
Beni Stabili SpA SIIQ	54,219	47,970
Brembo SpA	2,325	38,381
Buzzi Unicem SpA	2,282	63,530
Cementir Holding SpA	5,300	44,976
CIR SpA	19,905	29,920
Datalogic SpA	845	33,529
Davide Campari-Milano SpA	18,866	151,055
De’Longhi SpA	1,200	39,332
Ei Towers SpA	2,683	156,843
Enel SpA	48,562	301,165
ENI SpA	15,950	260,751
EXOR NV	1,016	65,132
Ferrari NV	574	68,730
Infrastrutture Wireless Italiane SpA(2)	33,089	226,144
International Game Technology PLC	2,116	49,726
Interpump Group SpA	778	26,187
Intesa Sanpaolo SpA	51,117	171,850
Italmobiliare SpA	1,360	36,598
Leonardo SpA	4,673	80,665
Luxottica Group SpA	1,065	61,059
Moncler SpA	1,030	29,240
Parmalat SpA	9,525	36,059
Poste Italiane SpA(2)	5,564	40,653
Prada SpA	6,900	23,799
Prysmian SpA	1,409	48,483
Recordati SpA	4,110	191,003
Reply SpA	996	52,934
Salvatore Ferragamo SpA	941	24,696
Snam SpA	16,776	85,656
STMicroelectronics NV	12,434	292,873
Terna Rete Elettrica Nazionale SpA	12,961	78,180

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
UnipolSai Assicurazioni SpA	20,058	$45,641
Yoox Net-A-Porter Group SpA(1)	800	29,883

		$3,241,502

Japan — 15.8%
Activia Properties, Inc.	12	$46,958
Advance Residence Investment Corp.	12	28,209
Aeon Mall Co., Ltd.	3,500	62,586
Air Water, Inc.	2,000	38,383
Aisin Seiki Co., Ltd.	1,000	51,802
Ajinomoto Co., Inc.	2,100	42,245
ANA Holdings, Inc.	1,100	42,279
Anritsu Corp.	3,000	28,248
Asahi Group Holdings, Ltd.	1,500	68,488
Asahi Intecc Co., Ltd.	500	28,848
Asahi Kasei Corp.	6,000	72,658
Astellas Pharma, Inc.	8,900	118,449
Bandai Namco Holdings, Inc.	1,300	44,548
Bridgestone Corp.	900	42,993
Canon, Inc.	3,800	142,755
Central Japan Railway Co.	500	90,823
Chiba Bank, Ltd. (The)	4,000	30,662
Chugai Pharmaceutical Co., Ltd.	1,500	71,515
Chugoku Electric Power Co., Inc. (The)	4,500	50,176
Citizen Watch Co., Ltd.	7,100	52,199
Concordia Financial Group, Ltd.	11,700	61,964
Credit Saison Co., Ltd.	1,400	28,189
Daicel Corp.	3,400	42,451
Daido Steel Co., Ltd.	700	44,352
Daikin Industries, Ltd.	500	55,255
Daishi Bank, Ltd. (The)	900	44,072
Daito Trust Construction Co., Ltd.	600	104,901
Daiwa House Industry Co., Ltd.	3,900	142,946
Daiwa House REIT Investment Corp.	23	53,747
Daiwa Securities Group, Inc.	7,000	43,888
Denso Corp.	1,000	55,074
Dentsu, Inc.	1,000	42,774
East Japan Railway Co.	600	58,188
Eisai Co., Ltd.	1,500	83,485
FamilyMart UNY Holdings Co., Ltd.	1,400	79,572
Fancl Corp.	3,600	94,979
FANUC Corp.	400	93,530
Fast Retailing Co., Ltd.	200	66,915
Frontier Real Estate Investment Corp.	8	31,325
FUJIFILM Holdings Corp.	1,000	40,908
Fukuoka Financial Group, Inc.	7,000	36,128

Security	Shares	Value

Japan (continued)
GLP J-Reit	50	$50,121
Gunma Bank, Ltd. (The)	5,000	32,189
Hankyu Hanshin Holdings, Inc.	1,000	38,987
Hirose Electric Co., Ltd.	300	45,131
Hiroshima Bank, Ltd. (The)	3,000	25,400
Hisamitsu Pharmaceutical Co., Inc.	900	49,553
Hokuhoku Financial Group, Inc.	1,500	24,725
Hulic Co., Ltd.	4,000	41,264
Idemitsu Kosan Co., Ltd.	2,600	75,998
Ito En, Ltd.	1,400	49,019
ITOCHU Corp.	3,300	57,805
Iyo Bank, Ltd. (The)	4,600	39,710
Japan Airlines Co., Ltd.	1,400	47,918
Japan Exchange Group, Inc.	2,100	37,860
Japan Hotel REIT Investment Corp.	63	41,712
Japan Prime Realty Investment Corp.	11	35,379
Japan Real Estate Investment Corp.	13	60,946
Japan Retail Fund Investment Corp.	31	55,014
Japan Tobacco, Inc.	3,200	105,921
JXTG Holdings, Inc.	52,800	272,648
Kajima Corp.	4,000	41,486
Kakaku.com, Inc.	4,000	54,924
Kamigumi Co., Ltd.	1,500	35,908
Kansai Electric Power Co., Inc. (The)	8,600	117,769
Kansai Paint Co., Ltd.	2,300	59,117
Kao Corp.	2,100	126,914
KDDI Corp.	22,300	594,131
Kenedix Office Investment Corp.	6	32,144
Keyence Corp.	200	111,045
Kikkoman Corp.	1,700	58,345
Kintetsu Group Holdings Co., Ltd.	800	30,762
Kirin Holdings Co., Ltd.	3,200	76,812
Kuraray Co., Ltd.	2,500	49,236
Kyocera Corp.	1,100	73,576
KYORIN Holdings, Inc.	2,800	57,506
Kyowa Hakko Kirin Co., Ltd.	2,000	36,918
Kyushu Electric Power Co., Inc.	4,800	54,749
Lawson, Inc.	300	19,590
Leopalace21 Corp.	4,200	31,362
Lion Corp.	2,100	40,409
LIXIL Group Corp.	1,500	41,312
M3, Inc.	1,200	35,792
Makita Corp.	1,000	41,909
Marubeni Corp.	7,000	46,935
Maruichi Steel Tube, Ltd.	1,200	36,662
Megmilk Snow Brand Co., Ltd.	1,400	39,189

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co., Ltd.	500	$40,875
Miraca Holdings, Inc.	1,300	60,485
Mitsubishi Motors Corp.	6,600	52,852
Mitsui & Co., Ltd.	3,900	58,244
Mizuho Financial Group, Inc.	75,500	137,174
Mori Hills REIT Investment Corp.	25	29,170
MS&AD Insurance Group Holdings, Inc.	1,800	61,150
NEC Corp.	1,500	41,159
NH Foods, Ltd.	2,000	57,530
Nikon Corp.	4,100	77,863
Nintendo Co., Ltd.	400	155,185
Nippon Accommodations Fund, Inc.	8	30,836
Nippon Building Fund, Inc.	14	67,594
Nippon Electric Glass Co., Ltd.	1,000	40,829
Nippon Kayaku Co., Ltd.	2,000	31,753
Nippon Prologis REIT, Inc.	26	54,668
Nippon Shinyaku Co., Ltd.	600	42,521
Nippon Shokubai Co., Ltd.	600	45,259
Nippon Steel & Sumitomo Metal Corp.	3,000	71,926
Nippon Telegraph & Telephone Corp.	3,400	164,382
Nissan Chemical Industries, Ltd.	1,700	63,409
Nissan Motor Co., Ltd.	4,100	39,874
Nisshin Seifun Group, Inc.	2,400	42,179
Nissin Foods Holdings Co., Ltd.	1,200	75,560
Nitori Holdings Co., Ltd.	400	58,133
Nomura Real Estate Master Fund, Inc.	43	53,782
Nomura Research Institute, Ltd.	1,200	50,874
NTT Data Corp.	5,500	64,057
NTT DoCoMo, Inc.	17,500	423,828
Okinawa Electric Power Co., Inc. (The)	2,090	47,751
Omron Corp.	700	39,225
Ono Pharmaceutical Co., Ltd.	2,500	57,298
Oriental Land Co., Ltd.	700	55,988
ORIX Corp.	3,900	67,055
Orix JREIT, Inc.	34	46,715
Osaka Gas Co., Ltd.	7,600	147,205
Otsuka Holdings Co., Ltd.	3,100	129,501
Rakuten, Inc.	3,000	32,102
Recruit Holdings Co., Ltd.	3,200	78,456
Relo Group, Inc.	1,200	29,709
Resona Holdings, Inc.	14,200	76,756
Ricoh Co., Ltd.	4,000	37,119
Rinnai Corp.	600	51,409
San-Ai Oil Co., Ltd.	4,000	47,774
SECOM Co., Ltd.	500	38,071
Sekisui House, Ltd.	4,000	74,794

Security	Shares	Value

Japan (continued)
Shimano, Inc.	300	$41,052
Shin-Etsu Chemical Co., Ltd.	1,400	147,646
Shionogi & Co., Ltd.	1,100	59,221
Shizuoka Bank, Ltd. (The)	5,000	48,658
Showa Shell Sekiyu K.K.	7,000	82,581
Sompo Holdings, Inc.	1,600	64,312
Sumitomo Corp.	4,900	70,874
Sumitomo Electric Industries, Ltd.	1,900	32,348
Sumitomo Metal Mining Co., Ltd.	2,000	78,903
Sumitomo Mitsui Financial Group, Inc.	4,100	164,257
Suntory Beverage & Food, Ltd.	900	41,411
Suzuki Motor Corp.	1,000	54,773
T&D Holdings, Inc.	2,400	37,442
Taiheiyo Cement Corp.	1,500	59,953
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,694
Takeda Pharmaceutical Co., Ltd.	3,600	202,986
TEIJIN, Ltd.	2,400	50,797
Terumo Corp.	2,500	104,176
Toho Gas Co., Ltd.	800	22,367
Tohoku Electric Power Co., Inc.	6,300	82,649
Tokio Marine Holdings, Inc.	2,700	116,390
Tokyo Electron, Ltd.	400	70,432
Tokyo Gas Co., Ltd.	9,200	229,500
Tokyu Corp.	2,000	30,254
Toppan Printing Co., Ltd.	4,000	40,695
Toray Industries, Inc.	9,000	91,095
Toshiba Corp.(1)	18,000	52,039
Tosoh Corp.	2,500	53,952
Toyo Ink SC Holdings Co., Ltd.	7,000	41,224
Toyo Suisan Kaisha, Ltd.	1,000	38,470
Toyobo Co., Ltd.	1,800	34,672
Toyota Motor Corp.	5,100	316,333
Trend Micro, Inc.	1,000	53,624
Ube Industries, Ltd.	1,700	52,224
United Urban Investment Corp.	36	51,790
West Japan Railway Co.	800	56,413
Yahoo! Japan Corp.	11,200	50,074
Yakult Honsha Co., Ltd.	600	49,607
Yamato Holdings Co., Ltd.	2,000	40,892
Yamato Kogyo Co., Ltd.	1,000	26,749
Yamazaki Baking Co., Ltd.	2,000	36,000
Yaskawa Electric Corp.	1,000	35,831
Zeon Corp.	3,000	39,941

		$11,941,649

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Netherlands — 3.9%
Aalberts Industries NV	1,153	$56,855
ABN AMRO Group NV(2)	1,800	55,592
Accell Group	1,483	45,291
Akzo Nobel NV	1,981	178,846
Altice NV, Class B(1)	2,034	38,349
AMG Advanced Metallurgical Group NV	637	30,487
ASM International NV	820	54,952
ASML Holding NV	1,793	323,510
ASR Nederland NV	1,620	66,411
Cimpress NV(1)	600	65,484
Corbion NV	1,009	33,714
Eurocommercial Properties NV	1,255	52,257
Gemalto NV	831	32,887
GrandVision NV(2)	1,280	31,946
IMCD Group NV	840	52,831
ING Groep NV	16,339	301,936
InterXion Holding NV(1)	1,208	64,495
Koninklijke Ahold Delhaize NV	4,518	85,007
Koninklijke KPN NV	47,300	162,753
Koninklijke Philips NV	3,713	151,316
Koninklijke Vopak NV	1,452	62,847
NN Group NV	1,302	54,525
Philips Lighting NV(2)	1,400	53,061
PostNL NV	8,000	34,096
QIAGEN NV(1)	2,618	88,820
RELX NV	4,504	101,686
TKH Group NV	800	53,872
TomTom NV(1)	3,382	38,530
Unilever NV	7,925	460,363
Wolters Kluwer NV	2,003	98,172

		$2,930,891

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	11,400	$67,682
Air New Zealand, Ltd.	10,500	23,721
Auckland International Airport, Ltd.	12,240	52,169
Contact Energy, Ltd.	17,100	67,301
Fisher & Paykel Healthcare Corp., Ltd.	3,630	32,925
Fletcher Building, Ltd.	12,248	61,782
Goodman Property Trust	27,739	24,876
Heartland Bank, Ltd.	35,752	46,480
Kiwi Property Group, Ltd.	28,800	26,122
Precinct Properties New Zealand, Ltd.	27,851	24,687
Ryman Healthcare, Ltd.	3,670	23,364
SKYCITY Entertainment Group, Ltd.	14,241	37,911
Spark New Zealand, Ltd.	27,540	69,387

Security	Shares	Value

New Zealand (continued)
Summerset Group Holdings, Ltd.	7,300	$24,330
Trade Me, Ltd.	8,490	26,219
Xero, Ltd.(1)	4,010	94,446
Z Energy, Ltd.	13,924	70,229

		$773,631

Norway — 1.9%
Atea ASA	6,274	$79,149
Austevoll Seafood ASA	4,763	47,675
Borregaard ASA	1,881	18,129
DNB ASA	8,378	161,690
Entra ASA(2)	6,540	90,010
Europris ASA(2)	9,810	44,650
Gjensidige Forsikring ASA	1,701	32,011
Golar LNG, Ltd.	1,000	21,130
Kongsberg Gruppen ASA	3,498	63,850
Marine Harvest ASA	3,300	64,447
Nordic Nanovector ASA(1)	2,000	20,484
Nordic Semiconductor ASA(1)	6,600	33,092
Salmar ASA	646	19,260
Schibsted ASA, Class B	3,350	78,615
SpareBank 1 SMN	3,485	36,197
Statoil ASA	7,438	151,122
Telenor ASA	8,446	179,340
Tomra Systems ASA	5,900	82,366
XXL ASA(2)	3,700	39,901
Yara International ASA	3,528	167,554

		$1,430,672

Portugal — 0.9%
CTT-Correios de Portugal SA	11,700	$68,886
EDP-Energias de Portugal SA	23,100	82,380
Galp Energia SGPS SA, Class B	9,466	175,992
Jeronimo Martins SGPS SA	7,890	143,354
Navigator Co. SA (The)	19,411	98,996
NOS SGPS SA	22,214	133,096
Pharol SGPS SA(1)	43,046	21,354

		$724,058

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$47,250
CapitaLand Commercial Trust, Ltd.	20,500	26,112
CapitaLand Mall Trust	15,800	23,423
ComfortDelGro Corp., Ltd.	14,100	20,903
DBS Group Holdings, Ltd.	6,700	111,880

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Singapore (continued)
Ezion Holdings, Ltd.(1)(3)	160,000	$18,499
Flex, Ltd.(1)	7,457	132,735
Genting Singapore PLC	118,500	106,066
Global Logistic Properties, Ltd.	10,300	25,090
Hutchison Port Holdings Trust	44,000	18,920
IGG, Inc.	20,000	26,852
Keppel Infrastructure Trust	95,400	38,840
Mapletree Commercial Trust	29,000	33,076
Raffles Medical Group, Ltd.	38,400	31,828
Singapore Airlines, Ltd.	4,000	30,145
Singapore Airport Terminal Services, Ltd.	7,300	25,180
Singapore Exchange, Ltd.	7,000	39,394
Singapore Post, Ltd.	26,100	24,604
Singapore Press Holdings, Ltd.	41,000	81,192
Singapore Technologies Engineering, Ltd.	29,000	74,036
Singapore Telecommunications, Ltd.	66,900	184,106
Suntec Real Estate Investment Trust	27,000	38,653
United Overseas Bank, Ltd.	4,500	81,296
Venture Corp., Ltd.	3,600	51,461
Wilmar International, Ltd.	75,000	186,634

		$1,478,175

Spain — 3.9%
Abertis Infraestructuras SA	3,252	$70,337
Acerinox SA	2,900	41,664
Aena SA(2)	425	77,976
Almirall SA	2,800	27,101
Amadeus IT Group SA	3,750	254,433
Axiare Patrimonio SOCIMI SA	2,208	41,409
Banco Bilbao Vizcaya Argentaria SA	14,580	127,494
Banco de Sabadell SA	23,300	46,652
Bankia SA	3,739	17,843
Bankinter SA	3,250	30,669
CaixaBank SA	12,618	59,032
Cellnex Telecom SA(2)	1,600	39,715
Cia de Distribucion Integral Logista Holdings SA	1,300	30,456
Coca-Cola European Partners PLC	4,800	196,128
Ebro Foods SA	3,470	83,466
Enagas SA	2,600	74,890
Endesa SA	1,800	41,199
Ercros SA	10,000	32,366
Gestamp Automocion SA(1)(2)	4,749	31,551
Grifols SA	4,678	146,398
Grifols SA ADR	5,800	137,170
Hispania Activos Inmobiliarios SOCIMI SA	2,750	47,452
Iberdrola SA	23,859	192,805

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	6,502	$243,032
Inmobiliaria Colonial Socimi SA	12,069	114,903
Lar Espana Real Estate Socimi SA	5,104	50,042
Neinor Homes SA(1)(2)	1,425	29,333
Prosegur Cash SA(1)(2)	10,000	32,605
Prosegur Cia de Seguridad SA	4,500	34,341
Red Electrica Corp. SA	1,572	34,808
Repsol SA	12,635	236,772
Siemens Gamesa Renewable Energy SA	3,710	53,794
Telefonica SA	24,977	261,895
Tubacex SA(1)	12,500	44,416

		$2,984,147

Sweden — 3.9%
Alfa Laval AB	2,000	$50,650
Assa Abloy AB, Class B	2,883	60,782
Attendo AB(2)	2,648	31,138
Axfood AB	2,772	50,123
BillerudKorsnas AB	5,767	99,256
Bonava AB, Class B	2,000	29,126
Capio AB(2)	6,000	30,536
Castellum AB	6,400	102,696
Catena Media PLC(1)	3,525	32,732
Elekta AB, Class B	17,600	169,244
Essity Aktiebolag, Class B(1)	7,154	213,829
Fabege AB	2,133	45,039
Getinge AB, Class B	4,020	79,128
Hennes & Mauritz AB, Class B	8,337	209,218
Hexpol AB	9,658	97,684
Holmen AB, Class B	649	31,898
Hufvudstaden AB, Class A	4,938	81,256
Industrivarden AB, Class C	2,456	63,111
Kindred Group PLC SDR	3,604	46,024
Kungsleden AB	6,500	46,383
Lundin Petroleum AB(1)	6,164	145,009
Mycronic AB	2,681	31,840
NetEnt AB	2,500	19,813
Nordea Bank AB	3,100	37,463
Securitas AB, Class B	1,900	33,337
Skanska AB, Class B	1,238	27,148
SKF AB, Class B	2,244	52,148
Starbreeze AB(1)	16,600	17,248
Svenska Cellulosa AB SCA, Class B	9,048	84,960
Svenska Handelsbanken AB, Class A	5,337	76,492
Swedbank AB, Class A	4,442	110,240
Swedish Match AB	1,540	58,013

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	32,761	$206,168
Telia Co. AB	67,805	313,833
Trelleborg AB, Class B	1,700	42,098
Volvo AB	3,350	66,351
Wihlborgs Fastigheter AB	1,547	36,729

		$2,928,743

Switzerland — 7.6%
Allreal Holding AG	417	$69,697
ALSO Holding AG	375	50,762
Ascom Holding AG	1,636	37,451
Baloise Holding AG	509	80,248
Burckhardt Compression Holdings AG	140	41,708
Cembra Money Bank AG	670	60,021
Clariant AG	4,400	110,704
Compagnie Financiere Richemont SA, Class A	6,227	574,044
Daetwyler Holding AG	260	43,600
DKSH Holding AG	352	29,530
dormakaba Holding AG	30	29,693
Ems-Chemie Holding AG	178	116,692
Flughafen Zurich AG	187	40,668
Geberit AG	233	105,491
Georg Fischer AG	32	39,426
Givaudan SA	143	319,360
Helvetia Holding AG	85	45,695
Inficon Holding AG	86	53,415
Julius Baer Group, Ltd.	800	47,318
Komax Holding AG	194	55,533
Kuehne & Nagel International AG	665	116,186
Landis+Gyr Group AG(1)	700	47,641
Mobimo Holding AG	139	35,124
Nestle SA	9,540	802,681
Novartis AG	4,450	367,033
Panalpina Welttransport Holding AG	330	45,350
Pargesa Holding SA	850	71,180
Partners Group Holding AG	59	39,683
Roche Holding AG PC	1,904	440,073
Schindler Holding AG PC	257	58,238
SGS SA	46	113,599
Sika AG, Bearer Shares	35	259,051
Sulzer AG	480	61,492
Swatch Group AG (The)	1,112	83,819
Swatch Group AG (The), Bearer Shares	442	173,239
Swiss Life Holding AG	109	37,885
Swiss Prime Site AG	1,391	118,777
Swiss Re AG	2,119	199,420

Security	Shares	Value

Switzerland (continued)
Swisscom AG	516	$260,696
Temenos Group AG	1,500	173,207
Valiant Holding AG	270	27,794
Valora Holding AG	105	33,650
Zehnder Group AG	691	25,352
Zurich Insurance Group AG	620	189,202

		$5,731,428

United Kingdom — 15.6%
Antofagasta PLC	7,900	$100,122
AstraZeneca PLC	4,636	313,676
Aveva Group PLC	2,545	85,264
Aviva PLC	15,804	106,020
Babcock International Group PLC	3,446	37,157
BAE Systems PLC	15,161	119,428
Bellway PLC	1,375	66,668
Berkeley Group Holdings PLC	1,125	55,902
BHP Billiton PLC	10,660	193,006
Big Yellow Group PLC	7,156	73,938
British American Tobacco PLC	5,825	376,352
Bunzl PLC	1,400	43,611
Cairn Energy PLC(1)	15,590	43,779
Carnival PLC	1,559	102,782
Cineworld Group PLC	5,166	45,579
Close Brothers Group PLC	1,265	23,331
Cobham PLC(1)	11,321	20,894
Compass Group PLC	5,483	120,376
Cranswick PLC	994	40,661
Croda International PLC	1,357	75,415
Daily Mail & General Trust PLC, Class A	2,268	20,888
Dignity PLC	1,253	40,338
Direct Line Insurance Group PLC	12,400	61,201
easyJet PLC	2,278	40,514
Elementis PLC	6,330	23,904
Essentra PLC	5,799	40,998
Experian PLC	8,507	179,228
Ferguson PLC	1,410	98,601
Fidessa Group PLC	1,027	31,053
FirstGroup PLC(1)	13,353	19,507
Fresnillo PLC	2,137	36,958
G4S PLC	13,501	50,378
GlaxoSmithKline PLC	37,061	665,146
Grainger PLC	21,884	80,934
Great Portland Estates PLC	10,225	84,466
Greene King PLC	2,038	14,644
Halma PLC	4,457	69,934

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Hammerson PLC	17,653	$122,886
Howden Joinery Group PLC	5,263	28,662
HSBC Holdings PLC	44,206	431,677
Imperial Brands PLC	3,489	142,252
Informa PLC	7,317	67,727
Inmarsat PLC	15,165	125,089
Intertek Group PLC	1,447	104,243
John Wood Group PLC	5,609	53,038
Johnson Matthey PLC	1,560	70,037
Just Eat PLC(1)	8,400	87,024
Kcom Group PLC	18,722	26,723
Keller Group PLC	1,779	22,131
Kingfisher PLC	14,750	61,325
Land Securities Group PLC	14,128	181,457
Legal & General Group PLC	20,937	74,234
Lloyds Banking Group PLC	141,652	128,398
LondonMetric Property PLC	32,609	76,350
Marston’s PLC	12,099	17,130
Merlin Entertainments PLC(2)	8,625	43,386
Micro Focus International PLC	5,281	185,492
Mimecast, Ltd.(1)	1,100	34,969
Mitie Group PLC	5,571	17,530
Moneysupermarket.com Group PLC	16,319	70,410
National Grid PLC	49,757	598,948
NCC Group PLC	10,809	33,010
NEPI Rockcastle PLC	1,887	26,269
Next PLC	1,135	74,191
Paragon Banking Group PLC	4,937	31,157
Pearson PLC	6,802	63,515
Pennon Group PLC	12,493	131,758
Phoenix Group Holdings	2,631	26,445
Playtech PLC	4,633	60,538
Provident Financial PLC	887	10,978
QinetiQ Group PLC	8,311	26,940
Randgold Resources, Ltd.	1,173	115,268
Reckitt Benckiser Group PLC	2,232	199,690
RELX PLC	3,873	89,121
Rentokil Initial PLC	15,781	70,373
Rightmove PLC	1,155	63,720
Rio Tinto PLC	4,969	234,838
Rolls-Royce Holdings PLC	6,692	86,481
Rolls-Royce Holdings PLC, Class C	307,832	409
Royal Dutch Shell PLC, Class A	19,351	609,165
Royal Dutch Shell PLC, Class B	11,298	363,765
Royal Mail PLC	6,900	34,287
RPC Group PLC	7,000	87,602

Security	Shares	Value

United Kingdom (continued)
RSA Insurance Group PLC	7,955	$66,427
Sage Group PLC (The)	21,278	210,622
Segro PLC	20,124	145,277
Severn Trent PLC	5,571	156,207
Shaftesbury PLC	7,730	101,709
Sky PLC(1)	7,199	90,162
St. James’s Place PLC	4,626	72,304
Standard Life Aberdeen PLC	14,339	81,822
Stobart Group, Ltd.	10,700	40,162
TalkTalk Telecom Group PLC	36,853	104,508
Tate & Lyle PLC	7,007	60,192
Tritax Big Box REIT PLC	37,589	73,542
UBM PLC	2,425	22,655
Ultra Electronics Holdings PLC	1,034	25,038
Unilever PLC	4,757	269,598
UNITE Group PLC (The)	9,181	85,768
United Utilities Group PLC	14,877	164,593
Victrex PLC	2,610	83,105
Vodafone Group PLC	285,723	817,264
WH Smith PLC	2,282	62,042
William Hill PLC	6,621	22,720
Worldpay Group PLC(2)	24,084	129,827
WPP PLC	4,460	78,849

		$11,777,684

Total Common Stocks (identified cost $67,401,928)		$74,570,997

Rights(1) — 0.0%(4)

Security	Shares	Value
Macquarie Atlas Roads Group	1,561	$1,003

Total Rights (identified cost $0)		$1,003

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 0.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.35%(5)	220,076	$220,098

Total Short-Term Investments (identified cost $220,098)		$220,098

Total Investments — 98.8% (identified cost $67,622,026)		$74,792,098

Other Assets, Less Liabilities — 1.2%		$888,314

Net Assets — 100.0%		$75,680,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $1,531,873 or 2.0% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$25,739,109
British Pound Sterling	15.9	12,069,497
Japanese Yen	15.8	11,941,649
Swiss Franc	7.7	5,810,621
Australian Dollar	7.6	5,730,979
Swedish Krona	3.9	2,928,743
Hong Kong Dollar	3.3	2,485,146
United States Dollar	2.5	1,873,533
Danish Krone	1.9	1,455,750
Norwegian Krone	1.9	1,409,542
Singapore Dollar	1.7	1,299,668
Israeli Shekel	1.6	1,247,961
New Zealand Dollar	1.0	773,631
South African Rand	0.0 (1)	26,269

Total Investments	98.8%	$74,792,098

(1)	Amount is less than 0.05%.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.9%	$8,258,015
Industrials	10.6	8,008,400
Consumer Discretionary	10.1	7,641,781
Consumer Staples	10.1	7,637,211
Materials	9.3	7,037,526
Information Technology	9.1	6,855,137
Health Care	9.0	6,812,092
Telecommunication Services	8.3	6,260,650
Real Estate	8.1	6,159,160
Utilities	7.1	5,394,513
Energy	5.9	4,507,515
Short-Term Investments	0.3	220,098

Total Investments	98.8%	$74,792,098

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $67,401,928)	$74,572,000
Affiliated investment, at value (identified cost, $220,098)	220,098
Foreign currency, at value (identified cost, $33,234)	33,273
Dividends receivable	118,454
Dividends receivable from affiliated investment	185
Receivable for investments sold	2,368,182
Tax reclaims receivable	781,534
Total assets	$78,093,726

Liabilities
Payable for investments purchased	$2,317,150
Payable to affiliates:
Investment adviser fee	31,983
Trustees’ fees	374
Accrued expenses	63,807
Total liabilities	$2,413,314
Net Assets applicable to investors’ interest in Portfolio	$75,680,412

Sources of Net Assets
Investors’ capital	$68,527,551
Net unrealized appreciation	7,152,861
Total	$75,680,412

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Dividends (net of foreign taxes, $242,066)	$2,063,387
Dividends from affiliated investment	2,729
Total investment income	$2,066,116

Expenses
Investment adviser fee	$345,887
Trustees’ fees and expenses	4,381
Custodian fee	66,911
Legal and accounting services	52,845
Miscellaneous	2,904
Total expenses	$472,928

Net investment income	$1,593,188

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,655,488
Investment transactions — affiliated investment	4
Foreign currency transactions	16,122
Net realized gain	$4,671,614
Change in unrealized appreciation (depreciation) —
Investments	$7,550,185
Investments — affiliated investment	(48)
Foreign currency	9,441
Net change in unrealized appreciation (depreciation)	$7,559,578

Net realized and unrealized gain	$12,231,192

Net increase in net assets from operations	$13,824,380

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$1,593,188	$1,479,903
Net realized gain (loss)	4,671,614	(921,323)
Net change in unrealized appreciation (depreciation)	7,559,578	(249,947)
Net increase in net assets from operations	$13,824,380	$308,633
Capital transactions —
Contributions	$4,732,173	$2,951,124
Withdrawals	(8,271,174)	(9,782,962)
Net decrease in net assets from capital transactions	$(3,539,001)	$(6,831,838)

Net increase (decrease) in net assets	$10,285,379	$(6,523,205)

Net Assets
At beginning of year	$65,395,033	$71,918,238
At end of year	$75,680,412	$65,395,033

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68%	0.97%	0.92%	0.92%		0.94%
Net investment income	2.30%	2.19%	2.06%	2.55	%(2)	2.28%
Portfolio Turnover	26%	14%	11%	53%		30%

Total Return	22.05%	0.74%	0.31%	1.30%		21.20%

Net assets, end of year (000’s omitted)	$75,680	$65,395	$71,918	$111,032		$115,036

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes special dividends equal to 0.41% of average daily net assets.

33	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.2% and 46.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

34

Tax-Managed International Equity Portfolio

October 31, 2017

Notes to Financial Statements — continued

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $345,887 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,693,687 and $19,291,431, respectively, for the year ended October 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,012,906

Gross unrealized appreciation	$11,421,914
Gross unrealized depreciation	(4,642,722)

Net unrealized appreciation	$6,779,192

35

Tax-Managed International Equity Portfolio

October 31, 2017

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$290,125	$22,690,141		$18,499	$22,998,765
Developed Europe	986,322	49,116,247		—	50,102,569
Developed Middle East	221,702	1,247,961		—	1,469,663

Total Common Stocks	$1,498,149	$73,054,349	**	$18,499	$74,570,997

Rights	$—	$1,003		$—	$1,003
Short-Term Investments	—	220,098		—	220,098

Total Investments	$1,498,149	$73,275,450		$18,499	$74,792,098

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

36

Tax-Managed International Equity Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2017

37

Parametric Tax-Managed International Equity Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Parametric Tax-Managed International Equity Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

39

Parametric Tax-Managed International Equity Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International

Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$30,590	$35,590
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,195	$16,438
All Other Fees(3)	$0	$0

Total	$46,785	$52,028

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$16,195	$16,438
Eaton Vance(1)	$56,434	$148,018

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 22, 2017